Related parties	12 Months Ended
Dec. 31, 2022
Related Parties
Related parties

25. Related parties

In the ordinary course of business, the Group may have issued credit cards or loans to Nu’s executive directors, board members, key employees and close family members. Those transactions, as well as the deposits and other products, as investments, occur on similar terms as those prevailing at the time for comparable transactions to unrelated persons and do not involve more than the normal risk of collectability.

As described in note 3, "Basis of consolidation", all companies from the Group are consolidated in these consolidated financial statements. Therefore, related party balances and transactions, and any unrealized income and expenses arising from inter-company transactions, are eliminated in the consolidated financial statements.

In 2022, the exchange differences arising from intercompany loans between entities of the group with different functional currencies are shown as “Interest income and gains (losses) on financial instruments” in the statement of profit (loss).

a) Transactions with other related parties

	Assets/ (Liabilities)
	2022	2021

Others	316	299

	Revenues (expenses)
	2022	2021	2020

Others	(1,112)	(1,685)	-

On June 30, 2021, the Group entered into a service and naming rights agreement with Rodamoinho Produtora de Eventos Ltda., owned by a former member of the Company’s Board of Directors ("Board"). This director has not been a member of the Board since September, 2022, when the Company ceased recognizing Rodamoinho as a related party. In addition, on April 12, 2022 and July 15, 2022 the Group made payments for training and workshops provided by Reprograma, a philanthropic project managed by a family member of the Company’s controlling shareholder.

b) Management compensation

There are no significant post-employment benefits, such as pensions and other retirement benefits. The remuneration of the directors and other key management personnel of the Company is set out in aggregate below.

	2022	2021	2020
Consolidated statements of profit or loss
Fixed and variable compensation (i)	122,892	34,252	9,029

(i)	The Contingent Share Award (CSA) termination is not included in the management compensation. Although Nu recognized the expense, Mr. David Vélez has forfeited the right to receive the amount.

Management compensation includes the compensation of remunerated members of the Board of Directors and of Executive Officers, which increased mainly due to the recognition of the 2021 Contingent Share Award (CSA) expenses until the date of its termination.